PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Pension and Other Postretirement Benefit Plans [Abstract]
Changes in benefit obligations and the fair value of plan assets for our benefit plans
The following table sets forth the changes in benefit obligations and the fair value of plan assets for our benefit plans (in millions):

	Pension Benefits		Other Benefits
Year Ended December 31,	2018	2017	2018	2017
Benefit obligation at beginning of year[1]	$9,469	$9,428	$795	$962
Service cost	124	197	11	17
Interest cost	296	306	25	29
Foreign currency exchange rate changes	(112)	150	(7)	4
Amendments	1	1	(8)	(21)
Net actuarial loss (gain)	(470)	420	(35)	(28)
Benefits paid[2]	(358)	(341)	(70)	(71)
Business combinations[3]	60	14	1	13
Divestitures	(11)	(7)	—	(66)
Settlements[4]	(932)	(832)	—	—
Curtailments[4]	(63)	(10)	—	(48)
Special termination benefits[4]	7	106	—	—
Other	4	37	7	4
Benefit obligation at end of year[1]	$8,015	$9,469	$719	$795
Fair value of plan assets at beginning of year	$8,866	$8,371	$288	$255
Actual return on plan assets	(269)	1,139	(5)	31
Employer contributions	107	181	—	—
Foreign currency exchange rate changes	(131)	196	—	—
Benefits paid	(287)	(285)	(3)	(3)
Business combinations[3]	30	23	—	—
Divestitures	(1)	—	—	—
Settlements[4]	(892)	(794)	—	—
Other	6	35	9	5
Fair value of plan assets at end of year	$7,429	$8,866	$289	$288
Net liability recognized	$(586)	$(603)	$(430)	$(507)
[1] For pension benefit plans, the benefit obligation is the projected benefit obligation. For other benefit plans, the benefit obligation is the accumulated postretirement benefit obligation. The accumulated benefit obligation for our pension plans was $7,867 million and$9,189 million as of December 31, 2018 and 2017, respectively.
[2] Benefits paid to pension plan participants during 2018 and 2017 included $71 million and $56 million, respectively, in payments related to unfunded pension plans that were paid from Company assets. Benefits paid to participants of other benefit plans during 2018 and 2017 included $67 million and $68 million, respectively, that were paid from Company assets.
[3] Business combinations were primarily related to the acquisition of a controlling interest in the Philippine bottling operations in 2018 and the consolidation of CCBA in 2017. Refer to Note 2.
[4] Settlements, curtailments and special termination benefits were primarily related to productivity, integration and restructuring initiatives and the refranchising of our North America bottling operations. Refer to Note 2 and Note 19.
Pension and other benefit amounts recognized in consolidated balance sheets
Pension and other benefit amounts recognized in our consolidated balance sheets are as follows (in millions):

	Pension Benefits		Other Benefits
December 31,	2018	2017	2018	2017
Other assets	$813	$931	$—	$—
Accounts payable and accrued expenses	(70)	(72)	(21)	(21)
Other liabilities	(1,329)	(1,462)	(409)	(486)
Net liability recognized	$(586)	$(603)	$(430)	$(507)

Schedule of pension plans with projected benefit obligation in excess of fair value of plan assets
Certain of our pension plans have projected benefit obligations in excess of the fair value of plan assets. For these plans, the projected benefit obligations and the fair value of plan assets were as follows (in millions):

December 31,	2018	2017
Projected benefit obligations	$6,562	$7,834
Fair value of plan assets	5,163	6,330

Accumulated benefit obligations in excess of fair value of plan assets
Certain of our pension plans have accumulated benefit obligations in excess of the fair value of plan assets. For these plans, the accumulated benefit obligations and the fair value of plan assets were as follows (in millions):

December 31,	2018	2017
Accumulated benefit obligations	$6,451	$7,615
Fair value of plan assets	5,157	6,305

Total pension assets for U.S. and non-U.S. plans
The following table presents total assets for our U.S. and non-U.S. pension plans (in millions):

	U.S. Plans		Non-U.S. Plans
December 31,	2018	2017	2018	2017
Cash and cash equivalents	$310	$454	$173	$260
Equity securities:
U.S.-based companies	1,116	1,427	644	670
International-based companies	659	911	462	554
Fixed-income securities:
Government bonds	192	183	271	191
Corporate bonds and debt securities	745	785	90	42
Mutual, pooled and commingled funds[1]	238	215	637	766
Hedge funds/limited partnerships	785	939	43	44
Real estate	385	596	6	2
Other	412	518	261	309
Total pension plan assets[2]	$4,842	$6,028	$2,587	$2,838
[1] Mutual, pooled and commingled funds include investments in equity securities, fixed-income securities and combinations of both. There are a significant number of mutual, pooled and commingled funds from which investors can choose. The selection of the type of fund is dictated by the specific investment objectives and needs of a given plan. These objectives and needs vary greatly between plans.
[2] Fair value disclosures related to our pension plan assets are included in Note 17. Fair value disclosures include, but are not limited to, the levels within the fair value hierarchy in which the fair value measurements in their entirety fall; a reconciliation of the beginning and ending balances of Level 3 assets; and information about the valuation techniques and inputs used to measure the fair value of our pension plan assets.

Other postretirement benefit plan assets
The following table presents total assets for our other postretirement benefit plans (in millions):

December 31,	2018	2017
Cash and cash equivalents	$73	$78
Equity securities:
U.S.-based companies	93	96
International-based companies	7	8
Fixed-income securities:
Government bonds	2	2
Corporate bonds and debt securities	16	7
Mutual, pooled and commingled funds	82	80
Hedge funds/limited partnerships	8	8
Real estate	4	5
Other	4	4
Total other postretirement benefit plan assets[1]	$289	$288
[1]
Fair value disclosures related to our other postretirement benefit plan assets are included in Note 17. Fair value disclosures include, but are not limited to, the levels within the fair value hierarchy in which the fair value measurements in their entirety fall and information about the valuation techniques and inputs used to measure the fair value of our other postretirement benefit plan assets.

Net periodic benefit cost for pension and other postretirement benefit plans
Net periodic benefit cost (income) for our pension and other postretirement benefit plans consisted of the following (in millions):

	Pension Benefits			Other Benefits
Year Ended December 31,	2018	2017	2016	2018	2017	2016
Service cost	$124	$197	$239	$11	$17	$22
Interest cost	296	306	319	25	29	31
Expected return on plan assets[1]	(650)	(650)	(653)	(13)	(12)	(11)
Amortization of prior service credit	(3)	—	(2)	(14)	(18)	(19)
Amortization of net actuarial loss[2]	128	175	183	3	8	7
Net periodic benefit cost (income)	(105)	28	86	12	24	30
Settlement charges[3]	240	228	118	—	—	—
Curtailment charges (credits)[3]	5	4	—	(4)	(79)	—
Special termination benefits[3]	7	106	37	—	—	1
Other	—	1	(3)	(1)	—	23
Total cost (income) recognized in consolidated statements of income	$147	$367	$238	$7	$(55)	$54

[1]	The Company has elected to use the actual fair value of plan assets as the market-related value of assets in the determination of the expected return on plan assets.

[2]
Actuarial gains and losses are amortized using a corridor approach. The gain/loss corridor is equal to 10 percent of the greater of the benefit obligation and the market-related value of assets. Gains and losses in excess of the corridor are generally amortized over the average future working lifetime of the plan participants.

[3]
Settlements, curtailments and special termination benefits were primarily related to productivity, integration and restructuring initiatives and the refranchising of our North America bottling operations. Refer to Note 2 and Note 19.

Changes in AOCI for benefit plans
The following table sets forth the changes in AOCI for our benefit plans (in millions, pretax):

	Pension Benefits				Other Benefits
Year Ended December 31,	2018		2017		2018		2017
Balance in AOCI at beginning of year	$(2,493)		$(2,932)		$(26)		$(48)
Recognized prior service cost (credit)	1	[1]	4		(18)	[4]	(54)	[5]
Recognized net actuarial loss (gain)	369	[2]	403	[3]	3		(36)	[5]
Prior service credit (cost) occurring during the year	(1)		(1)		8		21
Net actuarial (loss) gain occurring during the year	(386)	[1]	75		17		92	[5]
Impact of divestitures	4		—		—		—
Foreign currency translation gain (loss)	24		(42)		1		(1)
Balance in AOCI at end of year	$(2,482)		$(2,493)		$(15)		$(26)

[1]	Includes $4 million of recognized prior service cost and $63 million of actuarial gains occurring during the year due to the impact of curtailments.

[2]	Includes $240 million of recognized net actuarial losses due to the impact of settlements.

[3]	Includes $228 million of recognized net actuarial losses due to the impact of settlements.

[4]	Includes $4 million of recognized prior service credit due to the impact of curtailments.
[5] Includes $36 million of recognized prior service credit, $43 million of recognized net actuarial gains and $45 million of actuarial gains occurring during the year due to the impact of curtailments.

Amounts in AOCI for benefit plans (pretax)
The following table sets forth amounts in AOCI for our benefit plans (in millions, pretax):

	Pension Benefits		Other Benefits
December 31,	2018	2017	2018	2017
Prior service credit (cost)	$(12)	$(10)	$28	$36
Net actuarial loss	(2,470)	(2,483)	(43)	(62)
Balance in AOCI at end of year	$(2,482)	$(2,493)	$(15)	$(26)

Amounts in AOCI expected to be recognized as components of net periodic pension cost in next fiscal year
Amounts in AOCI expected to be recognized as components of net periodic benefit cost in 2019 are as follows (in millions, pretax):

	Pension Benefits	Other Benefits
Amortization of prior service credit	$(4)	$(2)
Amortization of net actuarial loss	152	2
Total	$148	$—

Certain weighted average assumptions used in computing the benefit obligations and net periodic benefit cost
Certain weighted-average assumptions used in computing the benefit obligations are as follows:

	Pension Benefits		Other Benefits
December 31,	2018	2017	2018	2017
Discount rate	4.00%	3.50%	4.25%	3.50%
Rate of increase in compensation levels	3.75%	3.50%	N/A	N/A
Certain weighted-average assumptions used in computing net periodic benefit cost are as follows:

	Pension Benefits			Other Benefits
Year Ended December 31,	2018	2017	2016	2018	2017	2016
Discount rate	3.50%	4.00%	4.25%	3.50%	4.00%	4.25%
Rate of increase in compensation levels	3.50%	3.75%	3.50%	N/A	N/A	N/A
Expected long-term rate of return on plan assets	8.00%	8.00%	8.25%	4.50%	4.75%	4.75%

Assumed health care cost trend rates
The assumed health care cost trend rates are as follows:

December 31,	2018	2017
Health care cost trend rate assumed for next year	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2023	2022

Estimated future benefit payments for funded and unfunded plans
Our estimated future benefit payments for funded and unfunded plans are as follows (in millions):

Year Ended December 31,	2019	2020	2021	2022	2023	2024–2028
Pension benefit payments	$439	$448	$460	$468	$480	$2,517
Other benefit payments[1]	62	61	59	57	55	250
Total estimated benefit payments	$501	$509	$519	$525	$535	$2,767
[1]
The expected benefit payments for our other postretirement benefit plans are net of estimated federal subsidies expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003. Federal subsidies are estimated to be $3 million for the period 2019–2023 and $2 million for the period 2024–2028.